CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Total current assets		$ 11,784
Total assets		11,784
CURRENT LIABILITIES
Total liabilities		27,454
Common Shares, $1.00 par value, 50,000 shares authorized, 1 share issued and outstanding		1
Accumulated deficit		(15,671)
Total shareholder's deficit		(15,670)
Total liabilities and shareholder's deficit		11,784
SL BIO LTD
CURRENT ASSETS
Cash and cash equivalents		1,258,616	$ 3,680,026
Restricted cash			457,500
Inventories			1,359,771
Prepaid expenses and other current assets		167,612	357,881
Tax recoverable		597
Total current assets		1,426,825	5,855,178
Operating lease right-of-use assets, net		212,324
Plant and equipment, net		248,894	18,978
Prepayment for plant and equipment			7,796
Deferred offering costs		929,137	50,000
Total assets		2,817,180	5,931,952
CURRENT LIABILITIES
Operating lease liabilities, current		148,663
Accrued expenses and other liabilities		319,872	69,198
TOTAL CURRENT LIABILITIES		468,535	69,198
Deferred tax liabilities			135,701
Operating lease liabilities, non-current		64,742
Total liabilities		533,277	204,899
Commitments and contingencies (Note 14)
Common Shares, $1.00 par value, 50,000 shares authorized, 1 share issued and outstanding	[1]	367,500	367,500
Additional paid-in capital		6,931,344	6,795,647
Accumulated deficit		(5,484,378)	(1,664,560)
Accumulated other comprehensive income		469,437	228,466
Total shareholder's deficit		2,283,903	5,727,053
Total liabilities and shareholder's deficit		$ 2,817,180	$ 5,931,952

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 12).